Reflection of forward-looking information correlation (Details)	12 Months Ended
Dec. 31, 2020
Upside scenario
Reflection of forward-looking information correlation [Line Items]
GDP growth rate(YoY %)	(-)
Private consumption index(YoY %)	(-)
Facility investment growth rate(YoY %)	(-)
Consumer price index growth rate(%)	(-)
Balance on current account(billion dollars)	(-)
Government bond 3y yields(%)	-
Central scenario
Reflection of forward-looking information correlation [Line Items]
GDP growth rate(YoY %)	(-)
Private consumption index(YoY %)	(-)
Facility investment growth rate(YoY %)	(-)
Consumer price index growth rate(%)	(-)
Balance on current account(billion dollars)	(-)
Government bond 3y yields(%)	-
Downside scenario
Reflection of forward-looking information correlation [Line Items]
GDP growth rate(YoY %)	(-)
Private consumption index(YoY %)	(-)
Facility investment growth rate(YoY %)	(-)
Consumer price index growth rate(%)	(-)
Balance on current account(billion dollars)	(-)
Government bond 3y yields(%)	-